Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7:- PROPERTY AND EQUIPMENT, NET:

	December 31,
	2024	2023
Cost:
Buildings	$2,251	$2,155
Computers and software	1,520	1,397
Machines	634	633
Office furniture and equipment	563	536
Leasehold improvements	1,307	1,299
Motor Vehicles	1,115	851

	$7,390	$6,871

Accumulated Depreciation:
Buildings	$137	$76
Computers and software	1,387	1,315
Machines	599	573
Office furniture and equipment	418	404
Leasehold improvements	856	770
Motor Vehicles	576	465

	$3,973	$3,603

Property and equipment, net	$3,417	$3,268

Depreciation expenses amounted to $370, $343 and $254 for the years ended December 31, 2024, 2023 and 2022, respectively. Depreciation expenses are recorded in the Cost of revenues, sales and marketing, and General and administrative. Additional equipment was purchased in an amount of $ 519, $ 341 and $ 2,427 for the years ended December 31, 2024, 2023 and 2022, respectively.

During August 2022, the Company signed an agreement for the purchase of offices and a warehouse that was previously rented until the end of August 2022.